Property and Equipment	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment
Note 5.	Property and Equipment

Property and equipment consists of the following at December 31 (in thousands):

	2019	2018
Video game terminals and equipment	$166,850	$126,043
Amusement and other equipment	16,417	12,539
Office equipment and furniture	1,540	1,827
Computer equipment and software	8,715	5,092
Leasehold improvements	44	44
Vehicles	9,304	7,174
Buildings and improvements	12,075	9,365
Land	911	883
Construction in progress	768	1,339

Total property and equipment	216,624	164,306
Less accumulated depreciation and amortization	(97,423)	(71,864)

Property and equipment, net	$119,201	$92,442

Depreciation and amortization of property and equipment amounted to $26.4 million, $20.8 million and $16.8 million during the years ended December 31, 2019, 2018 and 2017, respectively.